UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21340

DWS RREEF Real Estate Fund II, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS RREEF Real Estate Fund II, Inc.

	Shares	Value ($)

Common Stocks 118.2%
Real Estate Investment Trusts (“REITs”) 117.6%
Apartments 14.0%
American Campus Communities, Inc.	540,102	16,359,689
Apartment Investment & Management Co. "A"	1,288,859	74,354,276
BRE Properties, Inc. "A"	229,900	14,518,185
Home Properties, Inc.	321,700	16,988,977

		122,221,127
Diversified 2.8%
iStar Financial, Inc.	381,700	17,875,011
NorthStar Realty Finance Corp.	397,300	6,042,933

		23,917,944

Health Care 11.4%
Health Care REIT, Inc.	78,300	3,437,370
LTC Properties, Inc.	248,300	6,433,453
National Health Investors, Inc.	287,600	9,013,384
OMEGA Healthcare Investors, Inc.	792,450	13,590,517
Senior Housing Properties Trust	1,386,900	33,146,910
Ventas, Inc.	810,200	34,133,726

		99,755,360
Hotels 16.4%
Ashford Hospitality Trust	1,903,900	22,732,566
Canyon Ranch Holdings LLC (Units)	864,000	23,617,234
DiamondRock Hospitality Co.	921,900	17,516,100
Eagle Hospitality Properties Trust, Inc.	418,850	4,670,177
FelCor Lodging Trust, Inc.	49,400	1,282,918
Hersha Hospitality Trust	2,744,400	32,329,032
Highland Hospitality Corp.	109,300	1,945,540
Hospitality Properties Trust	581,250	27,202,500
Innkeepers USA Trust	696,309	11,335,911

		142,631,978
Industrial 12.7%
First Industrial Realty Trust, Inc. (a)	1,119,500	50,713,350
Liberty Property Trust (a)	1,234,500	60,144,840

		110,858,190
Office 23.1%
American Financial Realty Trust	2,079,400	20,960,352
Digital Realty Trust, Inc.	791,000	31,560,900
Duke Realty Corp.	309,100	13,436,577
Highwoods Properties, Inc.	754,800	29,807,052
HRPT Properties Trust	4,221,700	51,926,910
Lexington Realty Trust (a)	1,775,700	37,520,541
Mack-Cali Realty Corp.	343,482	16,360,048

		201,572,380
Other 2.2%
Crystal River Capital, Inc. 144A	332,500	8,924,300
Deerfield Triarc Capital Corp. (a)	695,900	10,431,541

		19,355,841
Regional Malls 17.7%
Feldman Mall Properties, Inc.	835,450	10,142,363
Glimcher Realty Trust (a)	2,062,753	55,735,586
Pennsylvania Real Estate Investment Trust	656,839	29,117,673
Simon Property Group, Inc.	533,800	59,385,250

		154,380,872
Shopping Centers 9.8%
Inland Real Estate Corp. (a)	706,900	12,964,546
National Retail Properties, Inc.	395,750	9,573,193
Ramco-Gershenson Properties Trust (a)	754,800	26,953,908
Realty Income Corp. (a)	1,289,200	36,355,440

		85,847,087
Specialty Services 2.2%
Entertainment Properties Trust	265,400	15,990,350
One Liberty Properties, Inc.	150,000	3,421,500

		19,411,850

Storage 5.3%
Extra Space Storage, Inc.	2,416,203	45,762,885

Total Real Estate Investment Trusts (“REITs”)		1,025,715,514

Other 0.6%
Quadra Realty Trust, Inc. * (a)	428,000	5,581,120

Total Common Stocks (Cost $740,789,504)		1,031,296,634
Preferred Stocks 20.4%
Real Estate Investment Trusts 20.4%
Apartments 1.7%
Apartment Investment & Management Co., 8.0%, Series T	136,200	3,456,756
Associated Estates Realty Corp., 8.70%, Series II	429,000	11,188,320

		14,645,076
Diversified Financial Services 0.3%
Northstar Realty Finance Corp., 8.25%, Series B	131,600	3,191,300
Health Care 0.9%
LTC Properties, Inc., 8.0%, Series F	300,000	7,650,000
Hotels 7.0%
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A	348,200	8,552,662
Equity Inns, Inc. 8.0%, Series C (a)	380,000	10,461,400
FelCor Lodging Trust, Inc., 8.0%, Series C	75,000	1,908,000
Host Hotels & Resorts, Inc., 8.875%, Series E	204,400	5,518,800
LaSalle Hotel Properties, 8.375%, Series B	270,000	6,966,000
Strategic Hotels & Resorts, Inc. 8.25%, Series B	115,400	2,931,887
Strategic Hotels & Resorts, Inc. 8.5%, 144A	332,500	8,437,188
Sunstone Hotel Investors, Inc., 8.0%, Series A	633,500	16,292,860

		61,068,797
Manufactured Homes 0.1%
American Land Lease, Inc., 7.75%, Series A	51,000	1,276,530
Office 3.3%
Digital Realty Trust, Inc., 8.5%, Series A	356,700	9,240,777
SL Green Realty Corp., 7.625%, Series C	775,000	19,669,500

		28,910,277
Regional Malls 1.0%
Taubman Centers, Inc., 8.0%, Series G	329,253	8,504,605
Shopping Centers 6.1%
Cedar Shopping Centers, Inc., 8.875%	300,000	7,872,000
The Mills Corp., 8.75%, Series E	1,720,000	45,081,200

		52,953,200

Total Preferred Stocks (Cost $173,781,295)		178,199,785
Securities Lending Collateral 14.7%
Daily Assets Fund Institutional, 5.35% (b) (c) (Cost $127,657,275)	127,657,275	127,657,275
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,042,228,074)	153.3	1,337,153,694
Other Assets and Liabilities, Net	(13.2)	(114,872,341)
Preferred Stock, at Liquidation Value	(40.1)	(350,000,000)

Net Assets Applicable to Common Shareholders	100.0	872,281,353

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.

(a)

All or a portion of these securities were on loan amounting to $113,026,782. In addition, included in other assets & liabilities are pending sales amounting to $11,315,655, that is also on loan. The value of all securities loaned at March 31, 2007 amounted to $124,342,437 which is 14.3% of net assets.

(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At March 31, 2007, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation ($)

7/14/2004 1/14/2008	87,500,000 [1]	Fixed — 2.992%	USD—Floating LIBOR BBA	1,577,074
5/26/2004 11/26/2008	87,500,000 [2]	Fixed — 3.589%	USD—Floating LIBOR BBA	1,987,405
5/26/2004 11/26/2010	87,500,000 [3]	Fixed — 4.064%	USD—Floating LIBOR BBA	2,419,734

Total net unrealized appreciation				5,984,213

Counterparties:

1 UBS
2 Bank of America
3 Goldman Sachs & Co.
BBA: British Bankers’ Association
LIBOR: Represents the London InterBank Offered Rate
REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Fund II, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Fund II, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   May 23, 2007